[LIVE]
   	 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

Form 13 F

	Form 13F Cover Page

Report for the Quarter Ended:   March 31, 1999

Check here if amended report   [  ]

 Institutional Investment Manager filing this report:

Name:		 Delta Asset Management, Inc.
Address:	700 Colonial Rd., Ste 130
		Memphis, TN   38117

13F File Number:   28-2668

The Institutional Investment Manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all
information contained herein is true, correct and complete,
 and that it is understood that all required items, statments, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:			Myron M. Mall.
Title:			President
Phone:			901-767-4791
Signature,     Place,   and Date of Signing:

	Myron M. Mall	Memphis, TN		June 17, 1999

Report Type:		13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER
VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL
DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
--
AT&T Corp                      COM              030177109      558     6994 SH       SOLE                     6994
Adobe Systems Inc              COM              00724F101     4187    73785 SH       SOLE                    73785
American General Corp          COM              026351106     3235    45880 SH       SOLE
45880
American Intl Gr Inc           COM              026874107      342     2835 SH       SOLE                     2835
American Pwr Conv Corp         COM              029066107     3751   138940 SH       SOLE
138940
Archer Daniels Midland         COM              039483102     1782   121299 SH       SOLE
121299
AutoZone Inc                   COM              053332102     1989    65495 SH       SOLE                    65495
Banc One Corp                  COM              059438101      246     4470 SH       SOLE                     4470
Bell Atlantic Corp             COM              077853109      272     5268 SH       SOLE                     5268
BellSouth Corp                 COM              079860102     1031    25730 SH       SOLE                    25730
Bristol Myers Squibb Co        COM              110122108      850    13258 SH       SOLE                    13258
Browning-Ferris Industries     COM              115885105      524    13600 SH       SOLE                    13600
Chevron Corp                   COM              166751107      298     3360 SH       SOLE                     3360
Comcast Corp Cl A Spl (Non-Vtg COM              200300200     3992    63427 SH       SOLE
63427
Corning Inc                    COM              219350105     4302    71703 SH       SOLE                    71703
DuPont EI deNemours & Co       COM              263534109      381     6560 SH       SOLE
6560
Ecolab Inc                     COM              278865100     1899    53498 SH       SOLE                    53498
Enesco Group                   COM              854425105     1925   106549 SH       SOLE                   106549
Equity Office Prop Tr          COM              294741103     1773    69870 SH       SOLE                    69870
Exxon Corp                     COM              302290101     1035    14668 SH       SOLE                    14668
First American Corp TN         COM              318900107      317     8592 SH       SOLE                     8592
First Tennessee National Corp  COM              337162101     1689    46105 SH       SOLE
46105
Freeport-McMoRan Copper & Gold COM              35671D857      114    10500 SH       SOLE
10500
Fremont General Corp           COM              357288109     2128   111619 SH       SOLE
111619
GTE Corp                       COM              362320103      301     4980 SH       SOLE                     4980
General Electric Co            COM              369604103     1767    15969 SH       SOLE                    15969
General Motors Corp            COM              370442105      222     2548 SH       SOLE                     2548
Great Atlan & Pac Tea          COM              390064103     1558    51938 SH       SOLE                    51938
HCR Manor Care Inc             COM              404134108     1567    68695 SH       SOLE
68695
Hancock Fabrics                COM              409900107     1629   257993 SH       SOLE                   257993
Harrah's Ent Inc               COM              413619107     2296   120469 SH       SOLE                   120469
Intl Bus Machines              COM              459200101     1928    10878 SH       SOLE                    10878
Johnson Worldwide Cl A         COM              479254104      983   151295 SH       SOLE
151295
Knight-Ridder Inc              COM              499040103     1994    39879 SH       SOLE                    39879
Louisiana-Pacific Corp         COM              546347105     1716    92120 SH       SOLE                    92120
Lucent Technologies            COM              549463107      444     4110 SH       SOLE                     4110
Mattel Inc                     COM              577081102     2846   114129 SH       SOLE                   114129
Merck & Co                     COM              589331107      548     6844 SH       SOLE                     6844
Mid-America Apt Com Inc        COM              59522J103     1630    76272 SH       SOLE
76272
Mobil Corp                     COM              607059102      294     3340 SH       SOLE                     3340
Motorola Inc                   COM              620076109     2095    28603 SH       SOLE                    28603
National Commerce Bancorp      COM              635449101     2300   100840 SH       SOLE
100840
New England Bus Svc            COM              643872104     1356    47262 SH       SOLE
47262
Nike Inc Cl B                  COM              654106103     2897    50211 SH       SOLE                    50211
Office Depot Inc               COM              676220106     5100   136225 SH       SOLE                   136225
PacifiCorp                     COM              695114108      856    49639 SH       SOLE                    49639
Procter Gamble                 COM              742718109      411     4200 SH       SOLE                     4200
RFS Hotel Investors, Inc       COM              74955J108      117    10100 SH       SOLE                    10100
Rio Tinto PLC                  COM              767204100      803    14594 SH       SOLE                    14594
Royal Dutch Petroleum Co NY    COM              780257705      291     5600 SH       SOLE
5600
SBC Communications Inc         COM              845333103      489    10362 SH       SOLE
10362
SCB Computer Technology        COM              78388N107      267    58474 SH       SOLE
58474
Schering-Plough Corp           COM              806605101     1110    20094 SH       SOLE                    20094
Seagate Technology Inc         COM              811804103     2208    74691 SH       SOLE                    74691
Sony Corp (ADR)                COM              835699307     2861    31335 SH       SOLE                    31335
Southern Co                    COM              842587107      211     9042 SH       SOLE                     9042
Stanley Works                  COM              854616109     2209    86187 SH       SOLE                    86187
Union Planters Corp            COM              908068109      234     5323 SH       SOLE                     5323
Universal Foods                COM              913538104     2922   141658 SH       SOLE                   141658
Vanguard Cellular Sys A        COM              922022108     3988   146026 SH       SOLE
146026
Wal-Mart Stores Inc            COM              931142103      498     5400 SH       SOLE                     5400
Wellman Inc                    COM              949702104     1268   142856 SH       SOLE                   142856